Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus
P
erformance Tabl
e
The following table
s
ets forth information
c
oncerning the
c
o
m
pen
s
atio
n
of
o
ur
N
EO
s for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal yea
r
:

			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)			Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income (Loss) ($)	Net Revenue (3)

2022	9,635,989	(4,410,840)	5,348,756	(3,905,584)	29.05	116.13	(55,384,000)	260,927,000

2021	6,500,718	4,152,648	4,197,612	3,035,166	86.47	181.00	(139,080,000)	187,134,000

2020	3,831,251	1,055,951	3,226,644	2,961,808	89.74	144.02	(224,718,000)	106,006,000
(1) Amounts represent compensation “actually paid” to our CEO, who was our
Principal
Executive Officer (“PEO”) and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Julia Hartz	Lanny Baker and Vivek Sagi

2021	Julia Hartz	Lanny Baker and Vivek Sagi

2020	Julia Hartz	Lanny Baker, Vivek Sagi, Samantha Harnett and Patrick Poels

Compensation actually paid to our NEOs
r
epresents the “Total”
c
ompensation
r
eported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,750,000)	2,938,000	(6,499,996)	(3,444,704)	(8,978,115)	(4,749,796)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,923,108	4,553,591	3,214,118	2,059,854	2,471,941	1,505,353

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	755,999	89,419	942,134	574,532	668,391	371,092

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,366,712)	(277,662)	(895,304)	(619,496)	(4,995,926)	(4,489,145)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,337,695)	(586,667)	890,978	267,368	(3,213,110)	(1,891,844)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	(1,125,699)	-	-	-	-

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	20,181	-	-	-	-

TOTAL ADJUSTMENTS	(2,775,300)	(264,836)	(2,348,070)	(1,162,446)	(14,046,829)	(9,254,340)

Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for solely service-vesting RSUs, the closing price on applicable year-end
date(s) or, in the case of vesting dates, the closing price on the applicable vesting dates, (2) for the Revenue PSUs, the same valuation methodology as used for the service-vesting RSUs except year-end
values are multiplied by a factor reflecting achievement of the probable outcome of the revenue conditions as of the measurement date, (3) for the Stock Price PSUs, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) which utilizes multiple input variables, including expected volatility of our share price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our share price relative to the applicable comparative index and a risk-free interest rate of derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period, and (4) for stock options, a Black Scholes value as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing share price on the applicable revaluation date as the current market price and with an expected life set equal to the remaining life of the award in the case of underwater stock options and, in the case of in the money options, an expected life equal to the original ratio of expected life relative to the ten year contractual life multiplied times the remaining life as of the applicable revaluation date, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in the Company’s Annual Reports on Form
10-K
for the fiscal year ended December 31, 2022 and prior fiscal years.
(2) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P North American Technology Index (the “Peer Group”).
(3) The Company selected net revenue as the Company-Selected Measure for 2022 because it was the most important financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year and it was a primary measure under the Company’s 2022 Bonus Plan for 2022.

Company Selected Measure Name	Net Revenue
Named Executive Officers, Footnote [Text Block]

Year	PEO	Non-PEO NEOs

2022	Julia Hartz	Lanny Baker and Vivek Sagi

2021	Julia Hartz	Lanny Baker and Vivek Sagi

2020	Julia Hartz	Lanny Baker, Vivek Sagi, Samantha Harnett and Patrick Poels

Peer Group Issuers, Footnote [Text Block]	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P North American Technology Index (the “Peer Group”).
PEO Total Compensation Amount	$ 9,635,989	$ 6,500,718	$ 3,831,251
PEO Actually Paid Compensation Amount	$ (4,410,840)	4,152,648	1,055,951
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs
r
epresents the “Total”
c
ompensation
r
eported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,750,000)	2,938,000	(6,499,996)	(3,444,704)	(8,978,115)	(4,749,796)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,923,108	4,553,591	3,214,118	2,059,854	2,471,941	1,505,353

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	755,999	89,419	942,134	574,532	668,391	371,092

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,366,712)	(277,662)	(895,304)	(619,496)	(4,995,926)	(4,489,145)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,337,695)	(586,667)	890,978	267,368	(3,213,110)	(1,891,844)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	(1,125,699)	-	-	-	-

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	20,181	-	-	-	-

TOTAL ADJUSTMENTS	(2,775,300)	(264,836)	(2,348,070)	(1,162,446)	(14,046,829)	(9,254,340)

Non-PEO NEO Average Total Compensation Amount	$ 5,348,756	4,197,612	3,226,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ (3,905,584)	3,035,166	2,961,808
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs
r
epresents the “Total”
c
ompensation
r
eported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022

Adjustments	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs	PEO	Average non-PEO NEOs

Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(3,750,000)	2,938,000	(6,499,996)	(3,444,704)	(8,978,115)	(4,749,796)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	8,923,108	4,553,591	3,214,118	2,059,854	2,471,941	1,505,353

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	755,999	89,419	942,134	574,532	668,391	371,092

Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,366,712)	(277,662)	(895,304)	(619,496)	(4,995,926)	(4,489,145)

Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(6,337,695)	(586,667)	890,978	267,368	(3,213,110)	(1,891,844)

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	-	(1,125,699)	-	-	-	-

Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	-	20,181	-	-	-	-

TOTAL ADJUSTMENTS	(2,775,300)	(264,836)	(2,348,070)	(1,162,446)	(14,046,829)	(9,254,340)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Average NEO Compensation Actually Paid and Company TSR
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of the compensation actually paid to our other NEOs, each as set forth in the table above, and the Company’s cumulative TSR over the three-year period from 2020 through 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Average NE
O
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and our net income during years 2020 through 2022, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Average NEO Compensation Actually
Paid
and Net Revenue
The following chart sets forth the relationship between compensation actually paid to our PEO, the average of compensation actually paid to our other NEOs, and our Net Revenue during years 2020 through 2022, each as set forth in the table above.

Total Shareholder Return Vs Peer Group [Text Block]
Description of
R
elationship Between the Company’s TSR and Peer Group Index TS
R
The following chart compares our cumulative TSR over the three-year period from 2020 through 2022 to that of our Peer Group over the same time period.

Tabular List [Table Text Block]
Relationship Between Financial Performance Measures
The graphs below compare the relationship between compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, and (i) our cumulative TSR, (ii) our net income, and (iii) our net revenue, as well as the relationship between our cumulative TSR and our Peer Group TSR, in each case, for the fiscal years ended December 31, 2020, 2021 and 2022.

Total Shareholder Return Amount	$ 29.05	86.47	89.74
Peer Group Total Shareholder Return Amount	116.13	181	144.02
Net Income (Loss)	$ (55,384,000)	$ 139,080,000	$ (224,718,000)
Company Selected Measure Amount	260,927,000	187,134,000	106,006,000
PEO Name	Julia Hartz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	our cumulative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	our net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	our net revenue
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (14,046,829)	$ (2,348,070)	$ (2,775,300)
PEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,978,115)	(6,499,996)	(3,750,000)
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,471,941	3,214,118	8,923,108
PEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	668,391	942,134	755,999
PEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,995,926)	(895,304)	(2,366,712)
PEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,213,110)	890,978	(6,337,695)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,254,340)	(1,162,446)	(264,836)
Non-PEO NEO [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,749,796)	(3,444,704)	2,938,000
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,505,353	2,059,854	4,553,591
Non-PEO NEO [Member] | Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	371,092	574,532	89,419
Non-PEO NEO [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,489,145)	(619,496)	(277,662)
Non-PEO NEO [Member] | Awards Granted during Prior FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,891,844)	$ 267,368	(586,667)
Non-PEO NEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,125,699)
Non-PEO NEO [Member] | Incremental Fair Value of OptionsSARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 20,181